UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Cadian Capital Management, LLC

Address:   461 Fifth Avenue
           24th Floor
           New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York          August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $2,460,674
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number     Name

1.       028-12841                Cadian Fund LP

2.       028-12845                Cadian Offshore Fund Ltd.

                                                       FORM 13F INFORMATION TABLE
                                                      Cadian Capital Management, LLC
                                                               June 30, 2011



COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE   SHARED  NONE
21VIANET GROUP INC             SPONSORED ADR     90138A103       344       25,000 SH          DEFINED   1, 2        25,000
ABERCROMBIE & FITCH CO         CL A              002896207     3,346       50,000 SH          DEFINED   1, 2        50,000
ADECOAGRO S A                  COM               L00849106     3,552      318,251 SH          DEFINED   1, 2       318,251
AIXTRON SE                     SPONSORED ADR     009606104     6,483      190,000    PUT      DEFINED   1, 2       190,000
AIXTRON SE                     SPONSORED ADR     009606104     2,047       60,000    PUT      DEFINED   1, 2        60,000
AIXTRON SE                     SPONSORED ADR     009606104     3,412      100,000    PUT      DEFINED   1, 2       100,000
AMKOR TECHNOLOGY INC           COM               031652100    95,400   15,461,953 SH          DEFINED   1, 2    15,461,953
ASPEN TECHNOLOGY INC           COM               045327103    75,692    4,405,808 SH          DEFINED   1, 2     4,405,808
CAREFUSION CORP                COM               14170T101    53,932    1,985,000 SH          DEFINED   1, 2     1,985,000
CHARLES RIV LABS INTL INC      COM               159864107    33,140      815,240 SH          DEFINED   1, 2       815,240
CHINA MED TECHNOLOGIES INC     SPONSORED ADR     169483104     3,662      475,000 SH          DEFINED   1, 2       475,000
COGO GROUP INC                 COM               192448108    18,819    3,524,089 SH          DEFINED   1, 2     3,524,089
DEMAND MEDIA INC               COM               24802N109       955       70,495 SH          DEFINED   1, 2        70,495
E M C CORP MASS                COM               268648102    18,596      675,000 SH          DEFINED   1, 2       675,000
EQUINIX INC                    COM NEW           29444U502   103,370    1,023,262 SH          DEFINED   1, 2     1,023,262
EXPEDIA INC DEL                COM               30212P105    41,456    1,430,000 SH          DEFINED   1, 2     1,430,000
EXPRESS SCRIPTS INC            COM               302182100    98,562    1,825,906 SH          DEFINED   1, 2     1,825,906
GENERAL CABLE CORP DEL NEW     COM               369300108    84,881    1,993,459 SH          DEFINED   1, 2     1,993,459
GNC HLDGS INC                  COM CL A          36191G107       567       26,010 SH          DEFINED   1, 2        26,010
KEMET CORP                     COM NEW           488360207    45,085    3,155,000 SH          DEFINED   1, 2     3,155,000
LATTICE SEMICONDUCTOR CORP     COM               518415104    50,322    7,718,151 SH          DEFINED   1, 2     7,718,151
LIFE TECHNOLOGIES CORP         COM               53217V109    35,147      675,000 SH          DEFINED   1, 2       675,000
MASTERCARD INC                 CL A              57636Q104    17,749       58,900 SH          DEFINED   1, 2        58,900
MF GLOBAL HLDGS LTD            COM               55277J108    78,795   10,180,286 SH          DEFINED   1, 2    10,180,286
NATIONAL CINEMEDIA INC         COM               635309107    10,766      636,662 SH          DEFINED   1, 2       636,662
NCR CORP NEW                   COM               62886E108   183,768    9,728,335 SH          DEFINED   1, 2     9,728,335
NET 1 UEPS TECHNOLOGIES INC    COM NEW           64107N206     5,208      600,000    CALL     DEFINED   1, 2       600,000
NETAPP INC                     COM               64110D104   113,899    2,158,000 SH          DEFINED   1, 2     2,158,000
NETGEAR INC                    COM               64111Q104     4,582      104,798 SH          DEFINED   1, 2       104,798
NETSCOUT SYS INC               COM               64115T104    87,669    4,196,674 SH          DEFINED   1, 2     4,196,674
NICE SYS LTD                   SPONSORED ADR     653656108    70,007    1,925,390 SH          DEFINED   1, 2     1,925,390
NXP SEMICONDUCTORS N V         COM               N6596X109    50,881    1,903,500 SH          DEFINED   1, 2     1,903,500
ON SEMICONDUCTOR CORP          COM               682189105    18,846    1,800,000    CALL     DEFINED   1, 2     1,800,000
ON SEMICONDUCTOR CORP          COM               682189105    30,630    2,925,500    CALL     DEFINED   1, 2     2,925,500
ON SEMICONDUCTOR CORP          COM               682189105   170,822   16,315,390 SH          DEFINED   1, 2    16,315,390
OPEN TEXT CORP                 COM               683715106    10,883      170,000    PUT      DEFINED   1, 2       170,000
PMC-SIERRA INC                 COM               69344F106    68,417    9,037,883 SH          DEFINED   1, 2     9,037,883
QUALITY SYS INC                COM               747582104    32,301      370,000    PUT      DEFINED   1, 2       370,000
QUALITY SYS INC                COM               747582104    17,460      200,000    PUT      DEFINED   1, 2       200,000
QUALITY SYS INC                COM               747582104     4,365       50,000    PUT      DEFINED   1, 2        50,000
RADWARE LTD                    ORD               M81873107    41,493    1,190,947 SH          DEFINED   1, 2     1,190,947
RESPONSYS INC                  COM               761248103       709       40,000 SH          DEFINED   1, 2        40,000
SERVICESOURCE INTL LLC         COM               81763U100     2,691      121,100 SH          DEFINED   1, 2       121,100
SIERRA WIRELESS INC            COM               826516106     4,842      414,224 SH          DEFINED   1, 2       414,224
SKECHERS U S A INC             CL A              830566105    25,906    1,789,111 SH          DEFINED   1, 2     1,789,111
SOLUTIA INC                    COM NEW           834376501   139,088    6,087,004 SH          DEFINED   1, 2     6,087,004
STANDARD MICROSYSTEMS CORP     COM               853626109    30,909    1,145,219 SH          DEFINED   1, 2     1,145,219
TALEO CORP                     CL A              87424N104    67,993    1,836,169 SH          DEFINED   1, 2     1,836,169
TERADYNE INC                   COM               880770102     4,810      325,000 SH          DEFINED   1, 2       325,000
THORATEC CORP                  COM NEW           885175307   109,598    3,339,355 SH          DEFINED   1, 2     3,339,355
TOLL BROTHERS INC              COM               889478103    87,911    4,238,700 SH          DEFINED   1, 2     4,238,700
TRAVELZOO INC                  COM               89421Q106    23,962      370,702 SH          DEFINED   1, 2       370,702
ULTRATECH INC                  COM               904034105       760       25,000 SH          DEFINED   1, 2        25,000
VERIGY LTD                     SHS               Y93691106     3,099      207,042 SH          DEFINED   1, 2       207,042
VERINT SYS INC                 COM               92343X100    64,659    1,745,655 SH          DEFINED   1, 2     1,745,655
WATSCO INC                     COM               942622200    58,074      854,159 SH          DEFINED   1, 2       854,159
YAHOO INC                      COM               984332106    38,352    2,550,000 SH          DEFINED   1, 2     2,550,000




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